UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2015

Date of Reporting Period: 03/31/2015

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 03/31/2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
----------------		------------
NON-CONVERTIBLE BONDS -- 81.01%
	Automotive - Parts & Equipment -- 2.93%
$1,500,000	American Axle & Manufacturing, Inc.
	6.625%, 10/15/22	1,608,750
1,000,000	Goodyear Tire & Rubber Company (The)
	8.25%, 08/15/20	1,057,500
500,000	Goodyear Tire & Rubber Company (The)
	7.00%, 05/15/22	547,500
		------------
		3,213,750
		------------
	Banking -- 0.72%
1,000,000	BAC Capital Trust XIV Floating Rate
	Preferred Hybrid Income Term Securities
	4.00%, 09/29/49(1)	794,250
		------------
	Basic Industry - Building
	Materials -- 0.96%
1,045,000	CEMEX, S.A.B. de C.V. 144A restricted,
	Floating Rate Senior Notes,
	5.27305%, 09/30/15(2)	1,050,121
		------------
	Basic Industry - Metal/Mining Excluding
	Steel -- 1.87%%
1,000,000	Ausdrill Finance Pty Ltd 6.875%, 11/01/19	755,000
1,500,000	FMG Resources (August 2006) Pty, Ltd. 144A
	restricted, 8.25%, 11/01/19	1,290,000
		------------
		2,045,000
		------------
	Basic Industry - Steel Producers &
	Products -- 0.46%
500,000	United States Steel Corporation
	7.375%, 04/01/20	507,650
		------------
	Capital Goods - Aerospace/Defense -- 1.19%
1,250,000	Spirit AeroSystems, Inc. 5.25%, 03/15/22	1,300,000
		------------
	Capital Goods - Diversified -- 0.49%
500,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	532,500
		------------
	Capital Goods - Machinery -- 1.77%
2,000,000	CNH Industrial Capital LLC 144A restricted,
	3.375%, 07/15/19	1,940,000
		------------
	Capital Goods - Packaging -- 1.67%
1,750,000	Ball Corporation 5.00%, 03/15/22	1,828,750
		------------
	Consumer Goods - Beverage -- 1.04%
1,000,000	Constellation Brands, Inc. 6.00%, 05/01/22	1,140,000
		------------
	Consumer Goods - Food - Wholesale -- 5.41%
1,000,000	Diamond Foods, Inc. 144A restricted,
	7.00%, 03/15/19	1,030,000
500,000	KeHE Distributors, LLC 144A restricted,
	7.625%, 08/15/21	530,625
500,000	Pinnacle Foods Finance LLC 4.875%, 05/01/21	503,750
1,000,000	Post Holdings, Inc. 7.375%, 02/15/22	1,035,000
1,000,000	Southern States Cooperative, Incorporated
	144A restricted, 10.00%, 08/15/21	945,000
1,250,000	TreeHouse Foods, Inc. 4.875%, 03/15/22	1,275,000
602,000	Wells Enterprises, Inc. 144A restricted,
	6.75%, 02/01/20	612,535
		------------
		5,931,910
		------------

	Consumer Goods - Personal & Household
	Products -- 1.94%
1,465,000	FGI Operating Company, LLC 7.875%, 05/01/20	1,248,913
1,000,000	Sun Products Corporation (The) 144A
	restricted, 7.75%, 03/15/21	875,000
		------------
		2,123,913
		------------
	Energy - Exploration & Production -- 2.78%
2,000,000	Chesapeake Energy Corporation Floating Rate
	Senior Notes, 3.5033%, 04/15/19(3)	1,925,000
1,000,000	Halcon Resources Corporation
	8.875%, 05/15/21	695,000
500,000	LINN Energy, LLC 8.625%, 04/15/20	426,250
		------------
		3,046,250
		------------
	Energy - Oil Field Equipment &
	Services -- 3.89%
1,350,000	CHC Helicopter S.A. 9.25%, 10/15/20	1,140,750
1,000,000	Hornbeck Offshore Services, Inc.
	5.00%, 03/01/21	795,000
500,000	Offshore Group Investment Limited
	7.50%, 11/01/19	285,000
600,000	Parker Drilling Company 6.75%, 07/15/22	475,500
500,000	Petroleum Geo-Services ASA 144A
	restricted, 7.375%, 12/15/18	448,750
1,500,000	Seventy Seven Operating LLC
	6.625%, 11/15/19	1,121,250
		------------
		4,266,250
		------------
	Energy - Oil Refining & Marketing -- 1.40%
500,000	Calumet Specialty Products Partners, L.P.
	144A restricted, 6.50%, 04/15/21	485,000
1,000,000	Tesoro Corporation 5.375%, 10/01/22	1,045,000
		------------
		1,530,000
		------------
	Financial Services - Brokerage -- 2.25%
1,500,000	Jefferies Finance LLC 144A restricted,
	7.375%, 04/01/20	1,455,000
968,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	1,015,432
		------------
		2,470,432
		------------
	Financial Services - Investments &
	Miscellaneous Financial Services -- 0.93%
1,000,000	Icahn Enterprises L.P. 4.875%, 03/15/19	1,018,750
		------------
	Healthcare - Facilities -- 3.87%
500,000	Aviv Healthcare Properties Limited
	Partnership 6.00%, 10/15/21	535,000
1,000,000	CHS/Community Health Systems, Inc.
	6.875%, 02/01/22	1,068,750
1,000,000	DaVita Inc. 5.75%, 08/15/22	1,062,500
500,000	Sabra Health Care Limited Partnership
	5.50%, 02/01/21	533,125
1,000,000	VWR Funding, Inc. 7.25%, 09/15/17	1,043,750
		------------
		4,243,125
		------------
	Healthcare - Medical Products -- 2.42%
1,030,000	Fresenius Medical Care US Finance II, Inc.
	144A restricted, 5.625%, 07/31/19	1,118,065
500,000	Grifols Worldwide Operations Limited
	144A restricted, 5.25%, 04/01/22	508,125
475,000	Physio-Control International, Inc.
	144A restricted, 9.875%, 01/15/19	504,688
500,000	Teleflex Incorporated 6.875%, 06/01/19	521,250
		------------
		2,652,128
		------------
	Healthcare - Pharmaceuticals -- 1.85%
1,000,000	Endo Finance Co. 144A restricted,

	5.75%, 01/15/22	1,025,000
1,000,000	Valeant Pharmaceuticals International, Inc.
	144A restricted, 5.375%, 03/15/20	1,008,750
		------------
		2,033,750
		------------
	Leisure - Gaming -- 2.54%
500,000	Boyd Gaming Corporation 9.125%, 12/01/18	522,500
1,000,000	MGM Resorts International 8.625%, 02/01/19	1,140,000
1,500,000	Scientific Games International, Inc.
	6.25%, 09/01/20	1,117,500
		------------
		2,780,000
		------------
	Leisure - Theaters & Entertainment -- 1.92%
1,500,000	Activision Blizzard, Inc. 144A restricted,
	5.625%, 09/15/21	1,597,500
500,000	Cinemark USA, Inc. 5.125%, 12/15/22	507,500
		------------
		2,105,000
		------------
	Media- Advertising -- 1.41%
1,500,000	Nielsen Company (Luxembourg) S.ar.l. (The)
	144A restricted, 5.50%, 10/01/21	1,548,750
		------------
	Media - Cable & Satelite TV -- 0.95%
1,000,000	UPCB Finance III Limited 144A restricted,
	6.625%, 07/01/20	1,043,750
		------------
	Media - Content -- 1.40%
1,500,000	Netflix, Inc. 144A restricted,
	5.50%, 02/15/22	1,533,750
		------------
	Media - Diversified -- 1.40%
1,500,000	Gannett Co., Inc. 144A restricted,
	4.875%, 09/15/21	1,530,000
		------------
	Media - Printing & Publishing -- 1.36%
500,000	Deluxe Corporation 6.00%, 11/15/20	527,500
1,000,000	Quad/Graphics, Inc. 144A restricted,
	7.00%, 05/01/22	962,500
		------------
		1,490,000
		------------
	Real Estate - Development &
	Management -- 0.48%
500,000	CBRE Services, Inc. 5.00%, 03/15/23	522,500
		------------
	Retail - Restaurants -- 3.16%
1,775,000	Landry's, Inc. 144A restricted,
	9.375%, 05/01/20	1,903,687
500,000	NPC International, Inc. 10.50%, 01/15/20	525,000
1,000,000	Wok Acquisition Corp. 144A restricted,
	10.25%, 06/30/20	1,035,000
		------------
		3,463,687
		------------
	Retail - Specialty Retail -- 3.27%
1,500,000	Men's Wearhouse, Inc. (The) 144A
	restricted, 7.00%, 07/01/22	1,578,750
500,000	Party City Holdings Inc. 8.875%, 08/01/20	538,750
500,000	PetSmart, Inc. 144A restricted,
	7.125%, 03/15/23	518,125
1,120,000	Rent-A-Center, Inc. 4.75%, 05/01/21	952,000
		------------
		3,587,625
		------------
	Services - Leisure -- 1.64%
1,750,000	Six Flags Entertainment Corporation 144A
	restricted, 5.25%, 01/15/21	1,798,125
		------------
	Services - Support & Services -- 5.12%
1,500,000	ADT Corporation (The) 3.50%, 07/15/22	1,365,000

250,000	Avis Budget Car Rental, LLC 5.50%, 04/01/23	257,187
500,000	Avis Budget Car Rental, LLC 144A
	restricted, 5.125%, 06/01/22	504,990
1,000,000	Cardtronics, Inc. 144A restricted,
	5.125%, 08/01/22	987,500
1,000,000	Corrections Corporation of America
	4.625%, 05/01/23	1,000,000
500,000	NESCO, LLC 144A restricted,
	6.875%, 02/15/21	435,000
500,000	ServiceMaster Company (The) 8.00%, 02/15/20	530,000
500,000	ServiceMaster Company (The) 7.00%, 08/15/20	531,250
		------------
		5,610,927
		------------
	Technology & Electronics - Hardware &
	Equipment -- 4.96%
500,000	Brocade Communications Systems, Inc.
	4.625%, 01/15/23	498,750
1,250,000	CDW LLC 6.00%, 08/15/22	1,341,812
1,500,000	CommScope, Inc. 144A restricted,
	5.00%, 06/15/21	1,498,125
1,000,000	Dell Inc. 144A restricted,
	5.625%, 10/15/20	1,057,000
1,000,000	NCR Corporation 5.875%, 12/15/21	1,042,500
		------------
		5,438,187
		------------
	Technology & Electronics -
	Electronics -- 0.48%
500,000	NXP B.V. 144A restricted, 5.75%, 02/15/21	528,750
		------------
	Telecommunications - Wireline Integrated &
	Services -- 4.66%
1,809,000	Cincinnati Bell Inc. 8.375%, 10/15/20	1,924,324
1,000,000	CyrusOne LP 6.375%, 11/15/22	1,062,500
1,000,000	Frontier Communications Corporation
	8.50%, 04/15/20	1,122,500
1,000,000	Zayo Group, LLC 144A restricted,
	6.00%, 04/01/23	1,005,000
		------------
		5,114,324
		------------
	Telecommunications - Wireless -- 1.30%
1,500,000	Digicel Limited 144A restricted,
	6.00%, 04/15/21	1,425,000
		------------
	Transportation -
	Infrastructure/Services -- 1.93%
2,000,000	XPO Logistics, Inc. 144A restricted,
	7.875%, 09/01/19	2,117,500
		------------
	Transportation - Rail -- 2.28%
2,000,000	Florida East Coast Holdings Corp. 144A
	restricted, 6.75%, 05/01/19	2,015,000
500,000	Florida East Coast Industries, LLC 144A
	restricted, 9.75%, 05/01/20	486,250
		------------
		2,501,250
		------------
	Utility - Electric-Generation -- 0.91%
1,000,000	Calpine Corporation 5.375%, 01/15/23	1,000,000
		------------
	TOTAL NON-CONVERTIBLE BONDS
	(cost $90,855,890)	88,807,654
		------------
BANK LOANS -- 3.58%
	Healthcare - Medical Products -- 0.90%
990,000	Grifols Worldwide Operations USA, Inc.
	Term B 3.178%, 02/27/21(4) *	988,436
		------------
	Technology & Electronics -
	Electronics -- 1.33%
1,477,394	CDW LLC Term B 3.25%, 04/29/20(6) *	1,462,812
		------------
	Technology & Electronics - Hardware &

	Equipment -- 1.35%
1,465,909	Zebra Technologies Corporation Term B
	4.75%, 09/30/21(5) *		1,481,668
			------------
	TOTAL BANK LOANS
	(cost $3,918,007)		3,932,916
			------------
COMMON STOCKS -- 8.56%
	Energy -- 6.23%
29,900	Calumet Specialty Products Partners, L.P.		719,095
32,000	Dorchester Minerals, L.P.		727,680
27,000	Enlink Midstream Partners LP		667,980
48,000	Kinder Morgan, Inc.		2,018,880
32,500	Plains All American Pipeline, L.P.		1,585,025
22,534	Williams Partners L.P.		1,109,123
			------------
			6,827,783
			------------
	Industrials - Transportation -- 1.61%
21,500	Macquarie Infrastructure Company LLC		1,769,235
			------------
	Other-- 0.72%
20,000	SPDR Barclays High Yield Bond ETF(7)		784,400
			------------
	TOTAL COMMON STOCKS
	(cost $9,155,413)		9,381,418
			------------
SHORT-TERM INVESTMENTS -- 3.57%
	Commercial Paper -- 2.49%
700,000	Integrys Energy Group, Inc. 0.50%, 04/01/15		700,000
500,000	Southern Power Company 0.58%, 04/06/15		499,960
250,000	Bacardi-Martini B.V. 0.46%, 04/08/15		249,977
725,000	Southern Power Company 0.58%, 04/10/15		724,895
550,000	Aon Corporation 0.55%, 04/16/15		549,874
			------------
			2,724,706
			------------
	Variable Rate Security -- 1.08%
1,184,490	Fidelity Institutional Money Market
	Fund - Class I		1,184,490
			------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $3,909,196)		3,909,196
			------------

	TOTAL INVESTMENTS
	(cost $107,838,506) -- 96.72%		106,031,184
		-	------------

	OTHER ASSETS, NET OF LIABILITIES -- 3.28%		3,599,075
		-	------------

	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%		$$109,630,259
		-	------------
		-	------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%, such rate being reset quarterly.

(2) Resets quarterly, equal to 3-month LIBOR plus 5.00%. (3) Resets quarterly, equal to 3-month LIBOR plus 3.25%. (4) Resets monthly, equal to 1-month LIBOR plus 3.00%.

(5) The greater of (i) 3-month LIBOR plus 4.00% and (ii) 4.75%, such rate being reset quarterly.

(6) The greater of (i) 3-month LIBOR plus 2.25% and (ii) 3.25%, such rate being reset quarterly.

(7) Exchange traded fund.

As of March 31, 2015, investment cost for federal tax purposes was $108,051,641 and the tax basis components of unrealized appreciation/ depreciation were as follows:

Unrealized appreciation	$ 1,847,368
Unrealized depreciation	(3,867,825)
-----------
Net unrealized appreciation	$(2,020,457)
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Input	in Securities
---------------	--------------
Level 1 -
Common Stocks(1)	$ 9,381,418
Variable Rate Security	1,184,490
Level 2 -
Non-Convertible Bonds(1)	88,807,654
Bank Loans(1)	3,932,916
Commercial Paper	2,724,706
Level 3 -
None	--
------------
Total	$106,031,184
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/12/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/12/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/12/2015